Basis of Presentation and General Information - Assets Liabilities And Stock holders Equity (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories	$ 1,979,683	$ 3,064,011
Advances and prepayments	1,409,418	681,413
Vessels, net (after impairment of $40,185,873)	504,295,083	628,478,453	$ 681,337,153
Accrued and other liabilities	(5,681,144)	(6,923,992)
Deferred income	$ (1,928,712)	$ (21,451)
Imperial [Member]
Cash, including restricted cash			4,704,521
Trade and other receivables			2,488,560
Inventories			270,489
Advances and prepayments			244,725
Vessels, net (after impairment of $40,185,873)			80,500,000
Trade accounts payable			(1,618,146)
Accrued and other liabilities			(312,642)
Deferred income			(943,404)
Debt			(27,804,000)
Net assets of Imperial distributed to stockholders			57,162,103
Deposits			$ (368,000)